Share-based Payments - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($) shares year plan $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based employee compensation plans | plan	3
Weighted average remaining contractual life of outstanding share options (in years)	2 years 9 months 18 days	3 years 10 months 24 days
Weighted-average remaining contractual live of options exercisable (in years)	2.72	3.92
Share options granted (shares)	0	0
Vesting period (in years)	4 years
Future period share-based payment expense | $	$ 675.8
Weighted-average remaining period for recognition of future share-based payment expense (in years)	1 year 6 months
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	4 years
Weighted-average grant date fair value of awards granted (USD per share) | $ / shares	$ 332.4	$ 192.6
Number of shares issued subject to forfeiture	8,821	95,499
Weighted average grant date fair value of shares issued subject to forfeiture (USD per share) | $ / shares	$ 313.8	$ 200.5
Vesting period (in years)	3 years	1 year 8 months 12 days
Number of shares outstanding subject to forfeiture or repurchase (in shares)	72,484	270,251
RSUs | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
RSUs | Over three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	3 years
Award vesting rights, percentage	0.08333
2015 Plan | Class A Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance of awards	20,700,000
Options Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	4 years
Number of share options available for exercise	0
Exercisable period of options upon termination (in months)	3 months
Options Plan | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
Options Plan | Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.02083
Options Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | year	7
Options Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | year	10